Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended
	Mar. 31, 2013 sqft	Jan. 01, 2015 sqft
Subsequent Event [Line Items]
Area of leased property	4,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Area of leased property		2,700
Lease term expiration		2017-07
Lease payment per month		$ 9